PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 91.0%
Corporate Bonds 0.8%
South Africa 0.3%
Sasol Financing USA LLC, Gtd. Notes	4.375%	09/18/26		200	$190,600
Supranational Bank 0.5%
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	254,577

Total Corporate Bonds (cost $441,155)					445,177
Sovereign Bonds 88.4%
Brazil 3.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		94	93,002
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	1	257,591
Notes, Series NTNB	6.000	05/15/35	BRL	1	97,498
Notes, Series NTNF	10.000	01/01/25	BRL	1	179,110
Notes, Series NTNF	10.000	01/01/27	BRL	8	1,377,858
Notes, Series NTNF	10.000	01/01/31	BRL	—(r)	32,424
					2,037,483
Chile 0.9%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000	112,779
Bonds, 144A	5.000	10/01/28	CLP	110,000	113,776
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	143,255
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	40,916
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	94,651
					505,377
China 4.7%
China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	380	67,228
Bonds, Series INBK	2.790	12/15/29	CNH	3,910	564,837
Bonds, Series INBK	3.020	05/27/31	CNH	7,700	1,136,119
Bonds, Series INBK	3.270	11/19/30	CNH	2,250	336,564

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series INBK	3.320%	04/15/52	CNH	1,300	$213,690
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	1,240	218,847
					2,537,285
Colombia 4.2%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.500	03/15/29		210	193,935
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	55,498
Bonds, Series B	6.000	04/28/28	COP	1,221,000	267,020
Bonds, Series B	6.250	07/09/36	COP	1,644,000	280,800
Bonds, Series B	7.000	03/26/31	COP	2,281,200	476,248
Bonds, Series B	7.000	06/30/32	COP	1,107,600	223,905
Bonds, Series B	7.250	10/18/34	COP	1,405,800	273,382
Bonds, Series B	7.250	10/26/50	COP	210,000	33,510
Bonds, Series B	7.750	09/18/30	COP	500,000	110,390
Bonds, Series B	9.250	05/28/42	COP	757,100	154,748
Bonds, Series G	7.000	03/26/31	COP	759,800	158,846
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	243,457	45,475
					2,273,757
Czech Republic 4.9%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	2,950	130,115
Sr. Unsec’d. Notes, Series 078	2.500	08/25/28	CZK	2,100	85,772
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	8,770	322,127
Sr. Unsec’d. Notes, Series 095	1.000	06/26/26	CZK	9,030	364,294
Sr. Unsec’d. Notes, Series 100	0.250	02/10/27	CZK	7,470	291,761
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	9,290	341,900
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	16,250	665,659
Sr. Unsec’d. Notes, Series 121	1.200	03/13/31	CZK	5,900	215,612
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	214,007
					2,631,247
Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		200	200,500

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 4.6%
Hungary Government Bond,
Bonds, Series 26/D	2.750%	12/22/26	HUF	226,920	$579,870
Bonds, Series 26/E	1.500	04/22/26	HUF	18,040	46,095
Bonds, Series 27/A	3.000	10/27/27	HUF	106,530	267,764
Bonds, Series 28/A	6.750	10/22/28	HUF	134,280	378,971
Bonds, Series 28/B	4.500	03/23/28	HUF	42,830	112,084
Bonds, Series 29/A	2.000	05/23/29	HUF	185,390	426,174
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	76,027
Bonds, Series 32/A	4.750	11/24/32	HUF	111,900	278,374
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	49,910
Bonds, Series 35/A	7.000	10/24/35	HUF	56,300	161,524
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	41,161
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	54,783
					2,472,737
India 1.1%
India Government Bond, Sr. Unsec’d. Notes	7.180	08/14/33	INR	47,850	579,532
Indonesia 10.7%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	616,584
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	469,015
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	533,426
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	557,117
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	243,674
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	259,289
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	464,549
Bonds, Series 075	7.500	05/15/38	IDR	2,792,000	178,321
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	409,658
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	127,259
Bonds, Series 081	6.500	06/15/25	IDR	993,000	61,008
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	523,415
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	474,211
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	83,730
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	146,260
Bonds, Series 096	7.000	02/15/33	IDR	10,290,000	636,787
					5,784,303

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast 0.2%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	140	$139,583
Malaysia 4.9%
Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,886	403,439
Bonds, Series 122	3.582	07/15/32	MYR	899	193,399
Bonds, Series 219	3.885	08/15/29	MYR	1,730	382,863
Bonds, Series 222	4.696	10/15/42	MYR	755	178,410
Bonds, Series 317	4.762	04/07/37	MYR	842	198,475
Bonds, Series 318	4.642	11/07/33	MYR	970	226,207
Bonds, Series 411	4.232	06/30/31	MYR	280	62,996
Bonds, Series 413	3.844	04/15/33	MYR	390	85,275
Bonds, Series 415	4.254	05/31/35	MYR	880	198,490
Bonds, Series 419	3.828	07/05/34	MYR	365	80,000
Bonds, Series 519	3.757	05/22/40	MYR	682	144,802
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	89,675
Bonds, Series 219	4.467	09/15/39	MYR	790	182,794
Bonds, Series 223	4.291	08/14/43	MYR	940	210,503
					2,637,328
Mexico 9.2%
Mexican Bonos,
Bonds, Series M	5.500	03/04/27	MXN	30	144,819
Bonds, Series M	7.500	05/26/33	MXN	35	162,526
Bonds, Series M	7.750	05/29/31	MXN	149	720,885
Bonds, Series M	8.000	11/07/47	MXN	68	300,470
Bonds, Series M	10.000	11/20/36	MXN	78	426,508
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	120	559,796
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	201,018
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	158,933
Mexican Udibonos,
Bonds, Series S	2.750	11/27/31	MXN	4	158,549
Bonds, Series S	4.500	12/04/25	MXN	50	2,147,735
					4,981,239
Peru 3.3%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	216,978
Bonds	6.900	08/12/37	PEN	260	67,595

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peru Government Bond, (cont’d.)
Bonds	6.950%	08/12/31	PEN	190	$52,436
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	118,723
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	4,479	1,163,301
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	63,092
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,820
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	131,918
					1,815,863
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	92,690
Poland 9.1%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	344,418
Bonds, Series 0429	5.750	04/25/29	PLN	2,400	618,074
Bonds, Series 0432	1.750	04/25/32	PLN	710	139,609
Bonds, Series 0725	3.250	07/25/25	PLN	4,301	1,071,951
Bonds, Series 0726	2.500	07/25/26	PLN	3,925	945,398
Bonds, Series 0728	7.500	07/25/28	PLN	830	226,788
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	377,703
Bonds, Series 1029	2.750	10/25/29	PLN	1,735	390,475
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	669,920
Bonds, Series 1033	6.000	10/25/33	PLN	590	155,784
					4,940,120
Romania 3.0%
Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	830	144,732
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	227,826
Bonds, Series 07YR	4.850	04/22/26	RON	1,395	297,985
Bonds, Series 08YR	7.350	04/28/31	RON	540	121,682
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	228,616
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	230,135
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	80	80,871
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	269,764
					1,601,611

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.0%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125%	05/15/27	EUR	130	$135,900
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	300	279,322
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	87,330
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	54,117
					556,669
South Africa 11.9%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	22,285	1,151,420
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	29,774	1,469,204
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,805	518,662
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	13,689	613,385
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	9,770	439,940
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	2,955	126,362
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	25,694	1,475,171
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	146,244
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	514,541
					6,454,929
Thailand 8.9%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	104,403
Bonds	2.000	06/17/42	THB	2,080	50,563
Bonds	2.875	12/17/28	THB	38,140	1,090,861
Bonds	2.875	06/17/46	THB	8,620	227,368
Bonds	3.300	06/17/38	THB	8,815	260,901
Bonds	3.400	06/17/36	THB	9,585	286,837
Sr. Unsec’d. Notes	1.585	12/17/35	THB	11,630	290,807
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	68,165
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	22,503
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	311,889
Sr. Unsec’d. Notes	2.250	03/17/27	THB	27,060	756,571
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	185,056
Sr. Unsec’d. Notes	3.450	06/17/43	THB	16,636	492,476
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	218,416
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	459,808
					4,826,624

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey 1.3%
Turkiye Government Bond,
Bonds	11.700%	11/13/30	TRY	1,400	$25,560
Bonds	17.800	07/13/33	TRY	2,600	55,588
Bonds	26.200	10/05/33	TRY	9,690	288,094
Bonds	31.080	11/08/28	TRY	10,070	316,020
					685,262
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	45,339

Total Sovereign Bonds (cost $49,968,390)					47,799,478
U.S. Treasury Obligation 1.8%
U.S. Treasury Inflation Indexed Bonds, TIPS (cost $930,117)	1.750	01/15/34		950	941,774

	Shares
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd. (original cost $9,436; purchased 01/30/24 - 02/08/24)*^(f) (cost $9,436)	5,242	13,052

Total Long-Term Investments (cost $51,349,098)		49,199,481

Short-Term Investments 6.2%
Affiliated Mutual Fund 4.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $2,170,441)(wb)	2,170,441	2,170,441

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligations(n) 2.2%
Egypt
Egypt Treasury Bills,
Series 364D	26.001%	11/12/24	EGP	31,025	$593,928
Series 364D	26.001	12/03/24	EGP	31,025	584,946

Total Foreign Treasury Obligations (cost $1,216,809)					1,178,874
Options Purchased*~ 0.0%
(cost $14,117)					8,866

Total Short-Term Investments (cost $3,401,367)					3,358,181

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.2% (cost $54,750,465)					52,557,662
Options Written*~ (0.2)%
(premiums received $137,054)					(114,878)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.0% (cost $54,613,411)					52,442,784
Other assets in excess of liabilities(z) 3.0%					1,640,120

Net Assets 100.0%					$54,082,904

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
TIPS—Treasury Inflation-Protected Securities
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,052 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,436. The aggregate value of $13,052 is 0.0% of net assets.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/07/24	430.00		—	EUR	266	$—
Currency Option EUR vs PLN	Call	GSI	08/07/24	4.60		—	EUR	266	—
Currency Option EUR vs PLN	Call	DB	08/15/24	4.60		—	EUR	272	5
Currency Option USD vs CLP	Call	MSI	08/20/24	1,100.00		—		136	4
Currency Option USD vs CLP	Call	HSBC	08/21/24	1,150.00		—		135	1
Currency Option USD vs CLP	Call	DB	08/22/24	1,160.00		—		135	1
Currency Option USD vs CNH	Call	DB	12/20/24	7.25		—		526	3,717
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25		—		566	3,999
Currency Option USD vs COP	Call	BARC	08/15/24	4,700.00		—		272	11
Currency Option USD vs COP	Call	HSBC	08/28/24	4,800.00		—		268	34
Currency Option USD vs MXN	Call	CITI	08/20/24	20.50		—		136	108
Currency Option USD vs MXN	Call	MSI	08/22/24	21.00		—		135	66
Currency Option USD vs MXN	Call	GSI	08/29/24	24.00		—		264	14
Currency Option USD vs TRY	Call	JPM	08/30/24	45.00		—		408	74
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		136	405
Currency Option USD vs ZAR	Call	MSI	08/21/24	21.50		—		135	2
Currency Option USD vs ZAR	Call	JPM	08/22/24	21.00		—		135	6
Currency Option USD vs CNH	Put	MSI	09/26/24	6.70		—		1,606	260
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00		—		566	28
Currency Option USD vs CNH	Put	DB	12/20/24	6.40		—		526	125
Currency Option USD vs COP	Put	HSBC	08/13/24	3,550.00		—		135	—
Currency Option USD vs COP	Put	MSI	08/22/24	3,400.00		—		542	—
Currency Option USD vs COP	Put	HSBC	08/28/24	3,600.00		—		268	5
Currency Option USD vs MXN	Put	CITI	08/14/24	16.10		—		272	—
Currency Option USD vs MXN	Put	DB	08/22/24	16.00		—		271	—
Currency Option USD vs ZAR	Put	MSI	08/01/24	16.00		—		268	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	JPM	08/07/24	16.00		—		268	$—
Currency Option USD vs ZAR	Put	CITI	08/22/24	15.75		—		663	1
Total Options Purchased (cost $14,117)								$8,866
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	GSI	08/07/24	4.31	—	EUR	266	$(360)
Currency Option EUR vs PLN	Call	DB	08/15/24	4.31	—	EUR	272	(767)
Currency Option USD vs CLP	Call	MSI	08/20/24	950.00	—		136	(1,201)
Currency Option USD vs CLP	Call	HSBC	08/21/24	960.00	—		135	(813)
Currency Option USD vs CLP	Call	DB	08/22/24	960.00	—		135	(844)
Currency Option USD vs COP	Call	BARC	08/15/24	4,100.00	—		272	(1,958)
Currency Option USD vs COP	Call	HSBC	08/28/24	4,150.00	—		268	(2,077)
Currency Option USD vs MXN	Call	CITI	08/20/24	18.25	—		136	(3,401)
Currency Option USD vs MXN	Call	MSI	08/22/24	18.60	—		135	(2,063)
Currency Option USD vs MXN	Call	GSI	08/29/24	17.65	—		264	(14,320)
Currency Option USD vs TRY	Call	JPM	08/30/24	34.65	—		408	(4,180)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—		136	(7,323)
Currency Option USD vs ZAR	Call	MSI	08/21/24	18.70	—		135	(589)
Currency Option USD vs ZAR	Call	JPM	08/22/24	18.50	—		135	(974)
Currency Option USD vs CNH	Put	MSI	09/26/24	7.22	—		1,606	(13,752)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—		566	(1,655)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—	526	$(4,933)
Currency Option USD vs COP	Put	HSBC	08/13/24	3,950.00	—	135	(230)
Currency Option USD vs COP	Put	MSI	08/22/24	4,100.00	—	542	(10,527)
Currency Option USD vs COP	Put	HSBC	08/28/24	4,000.00	—	268	(2,130)
Currency Option USD vs MXN	Put	CITI	08/14/24	18.10	—	272	(659)
Currency Option USD vs ZAR	Put	MSI	08/01/24	19.35	—	268	(16,555)
Currency Option USD vs ZAR	Put	JPM	08/07/24	18.60	—	268	(5,813)
Currency Option USD vs ZAR	Put	CITI	08/22/24	18.65	—	663	(17,754)
Total Options Written (premiums received $137,054)							$(114,878)
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	10 Year U.S. Ultra Treasury Notes	Sep. 2024	$115,578	$1,343
Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2024	205,367	(1,759)
5	5 Year Euro-Bobl	Sep. 2024	635,876	(12,586)
3	5 Year U.S. Treasury Notes	Sep. 2024	323,672	(6,129)
1	10 Year Euro-Bund	Sep. 2024	144,729	(3,951)
1	10 Year U.S. Treasury Notes	Sep. 2024	111,813	(1,392)
				(25,817)
				$(24,474)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BOA	BRL	25,277	$4,563,380	$4,467,917	$—	$(95,463)
Expiring 08/02/24	CITI	BRL	568	102,630	100,396	—	(2,234)
Expiring 09/04/24	BARC	BRL	21,961	3,878,303	3,868,785	—	(9,518)
Chilean Peso,
Expiring 09/23/24	BARC	CLP	262,584	281,000	278,682	—	(2,318)
Expiring 09/23/24	CITI	CLP	250,031	273,410	265,359	—	(8,051)
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	3,812	525,000	529,823	4,823	—
Expiring 09/19/24	HSBC	CNH	3,660	504,000	508,649	4,649	—
Expiring 09/19/24	JPM	CNH	3,607	501,000	501,363	363	—
Expiring 09/19/24	MSI	CNH	6,249	867,000	868,514	1,514	—
Expiring 09/19/24	MSI	CNH	3,640	504,000	505,917	1,917	—
Colombian Peso,
Expiring 09/18/24	BNYM	COP	246,420	60,349	60,406	57	—
Expiring 09/18/24	CITI	COP	4,357,093	1,089,110	1,068,068	—	(21,042)
Euro,
Expiring 08/06/24	CITI	EUR	819	886,565	886,605	40	—
Hungarian Forint,
Expiring 10/21/24	MSI	HUF	26,187	73,121	71,755	—	(1,366)
Expiring 10/21/24	TD	HUF	11,620	32,383	31,840	—	(543)
Expiring 10/21/24	UAG	HUF	173,082	476,041	474,258	—	(1,783)
Indian Rupee,
Expiring 09/18/24	CITI	INR	44,078	527,596	525,663	—	(1,933)
Expiring 09/18/24	CITI	INR	22,736	271,319	271,142	—	(177)
Expiring 09/18/24	DB	INR	53,914	642,990	642,962	—	(28)
Expiring 09/18/24	JPM	INR	39,661	473,000	472,988	—	(12)
Expiring 09/18/24	MSI	INR	53,914	643,700	642,962	—	(738)
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	11,767,408	720,332	723,445	3,113	—
Malaysian Ringgit,
Expiring 09/18/24	BARC	MYR	8,399	1,798,206	1,837,791	39,585	—
Expiring 09/18/24	MSI	MYR	5,338	1,145,560	1,168,146	22,586	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	10,547	549,366	561,786	12,420	—
Expiring 09/18/24	CITI	MXN	1,947	101,476	103,718	2,242	—
Expiring 09/18/24	HSBC	MXN	2,279	121,000	121,415	415	—
Expiring 09/18/24	JPM	MXN	3,074	163,809	163,743	—	(66)
Expiring 09/18/24	MSI	MXN	5,914	319,574	314,998	—	(4,576)
Expiring 09/18/24	MSI	MXN	4,931	262,301	262,661	360	—
Expiring 09/18/24	MSI	MXN	4,566	246,711	243,192	—	(3,519)
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	15,600	481,000	479,300	—	(1,700)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	803	$216,739	$214,903	$—	$(1,836)
Expiring 09/18/24	DB	PEN	563	151,076	150,710	—	(366)
Philippine Peso,
Expiring 09/18/24	CITI	PHP	12,482	212,758	213,701	943	—
Expiring 09/18/24	SCB	PHP	25,247	430,000	432,254	2,254	—
Polish Zloty,
Expiring 10/21/24	BARC	PLN	318	79,919	80,176	257	—
Romanian Leu,
Expiring 10/21/24	BARC	RON	4,253	925,110	924,368	—	(742)
Serbian Dinar,
Expiring 10/21/24	HSBC	RSD	7,984	74,652	73,951	—	(701)
Singapore Dollar,
Expiring 09/18/24	CITI	SGD	79	59,201	59,408	207	—
South African Rand,
Expiring 09/18/24	BOA	ZAR	2,471	132,070	135,137	3,067	—
Expiring 09/18/24	GSI	ZAR	10,817	584,696	591,644	6,948	—
Expiring 09/18/24	MSI	ZAR	1,349	73,937	73,784	—	(153)
Thai Baht,
Expiring 09/18/24	HSBC	THB	9,638	269,000	271,456	2,456	—
Turkish Lira,
Expiring 08/05/24	CITI	TRY	8,840	262,000	265,564	3,564	—
Expiring 08/05/24	MSI	TRY	6,833	202,808	205,250	2,442	—
Expiring 08/05/24	MSI	TRY	4,465	132,000	134,125	2,125	—
Expiring 08/21/24	BOA	TRY	24,196	704,510	713,046	8,536	—
Expiring 08/21/24	HSBC	TRY	934	27,158	27,530	372	—
Expiring 08/28/24	BARC	TRY	45,635	1,331,984	1,333,506	1,522	—
				$28,954,850	$28,924,762	128,777	(158,865)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BARC	BRL	21,961	$3,891,205	$3,881,851	$9,354	$—
Expiring 08/02/24	CITI	BRL	2,330	417,210	411,802	5,408	—
Expiring 08/02/24	SCB	BRL	1,554	287,000	274,660	12,340	—
Expiring 09/04/24	CITI	BRL	971	171,615	171,084	531	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	158,852	167,223	168,591	—	(1,368)
Expiring 09/23/24	MSI	CLP	103,057	110,880	109,376	1,504	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/23/24	MSI	CLP	62,098	$66,000	$65,905	$95	$—
Expiring 09/23/24	MSI	CLP	40,916	43,322	43,425	—	(103)
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	542	75,000	75,374	—	(374)
Expiring 09/19/24	HSBC	CNH	981	135,000	136,320	—	(1,320)
Expiring 09/19/24	HSBC	CNH	637	87,800	88,558	—	(758)
Expiring 09/19/24	MSI	CNH	15,038	2,086,208	2,090,083	—	(3,875)
Colombian Peso,
Expiring 09/18/24	CITI	COP	475,588	113,777	116,582	—	(2,805)
Expiring 09/18/24	CITI	COP	214,352	52,288	52,545	—	(257)
Expiring 09/18/24	MSI	COP	240,143	58,755	58,867	—	(112)
Czech Koruna,
Expiring 10/21/24	JPM	CZK	4,400	187,429	187,845	—	(416)
Expiring 10/21/24	MSI	CZK	21,228	914,192	906,213	7,979	—
Euro,
Expiring 08/06/24	CITI	EUR	1,229	1,330,286	1,329,908	378	—
Expiring 10/21/24	GSI	EUR	275	301,659	299,239	2,420	—
Expiring 10/21/24	HSBC	EUR	275	301,472	299,237	2,235	—
Expiring 10/21/24	SSB	EUR	484	521,454	525,711	—	(4,257)
Expiring 10/21/24	SSB	EUR	363	397,274	394,806	2,468	—
Hungarian Forint,
Expiring 10/21/24	BARC	HUF	72,060	198,179	197,451	728	—
Expiring 10/21/24	BOA	HUF	517,670	1,429,880	1,418,453	11,427	—
Indian Rupee,
Expiring 09/18/24	BARC	INR	11,088	132,548	132,228	320	—
Expiring 09/18/24	CITI	INR	33,737	402,662	402,339	323	—
Expiring 09/18/24	JPM	INR	40,588	485,000	484,042	958	—
Indonesian Rupiah,
Expiring 09/18/24	CITI	IDR	1,396,132	85,973	85,833	140	—
Expiring 09/18/24	CITI	IDR	1,304,472	80,000	80,197	—	(197)
Expiring 09/18/24	HSBC	IDR	4,644,649	281,000	285,547	—	(4,547)
Malaysian Ringgit,
Expiring 09/18/24	MSI	MYR	986	210,000	215,726	—	(5,726)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	2,280	121,000	121,427	—	(427)
Expiring 09/18/24	DB	MXN	2,239	124,633	119,234	5,399	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	19,219	591,000	590,510	490	—
Expiring 09/18/24	CITI	TWD	18,818	574,000	578,180	—	(4,180)
Expiring 09/18/24	CITI	TWD	14,387	446,000	442,040	3,960	—
Expiring 09/18/24	GSI	TWD	8,106	252,793	249,049	3,744	—
Expiring 09/18/24	HSBC	TWD	14,950	464,000	459,328	4,672	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/24	JPM	TWD	18,373	$571,000	$564,519	$6,481	$—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	1,951	517,782	521,855	—	(4,073)
Expiring 09/18/24	CITI	PEN	2,201	582,000	588,660	—	(6,660)
Expiring 09/18/24	CITI	PEN	1,951	518,057	521,855	—	(3,798)
Philippine Peso,
Expiring 09/18/24	BOA	PHP	26,029	445,000	445,642	—	(642)
Polish Zloty,
Expiring 10/21/24	BARC	PLN	335	85,000	84,410	590	—
Expiring 10/21/24	CITI	PLN	2,804	711,379	706,552	4,827	—
Expiring 10/21/24	JPM	PLN	323	81,338	81,433	—	(95)
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	656	488,000	492,014	—	(4,014)
Expiring 09/18/24	SCB	SGD	672	501,000	504,115	—	(3,115)
Expiring 09/18/24	SSB	SGD	1,414	1,049,203	1,060,035	—	(10,832)
South African Rand,
Expiring 09/18/24	BARC	ZAR	4,881	263,000	266,956	—	(3,956)
Expiring 09/18/24	CITI	ZAR	1,309	70,385	71,601	—	(1,216)
Expiring 09/18/24	JPM	ZAR	18,766	996,525	1,026,466	—	(29,941)
Expiring 09/18/24	JPM	ZAR	4,689	258,000	256,500	1,500	—
Expiring 09/18/24	JPM	ZAR	2,514	137,700	137,519	181	—
Expiring 09/18/24	MSI	ZAR	4,098	223,130	224,170	—	(1,040)
South Korean Won,
Expiring 09/19/24	HSBC	KRW	1,841,266	1,343,500	1,346,725	—	(3,225)
Expiring 09/20/24	BOA	KRW	362,261	263,000	264,977	—	(1,977)
Thai Baht,
Expiring 09/18/24	GSI	THB	2,554	69,853	71,944	—	(2,091)
Expiring 09/18/24	JPM	THB	70,996	1,942,967	1,999,589	—	(56,622)
Expiring 09/18/24	UAG	THB	2,148	60,000	60,494	—	(494)
Turkish Lira,
Expiring 08/05/24	CITI	TRY	11,026	328,148	331,212	—	(3,064)
				$29,101,684	$29,178,809	90,452	(167,577)
						$219,229	$(326,442)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/24	Buy	MXN	5,124	EUR	255	$—	$(3,724)	HSBC
10/21/24	Buy	HUF	42,309	EUR	108	—	(1,031)	CITI
						$—	$(4,755)
Credit default swap agreement outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	2.539%	$(7,845)	$(8,855)	$1,010	JPM
Republic of Panama	06/20/27	1.000%(Q)	500	1.051%	(103)	(3,958)	3,855	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	1.215%	(1,031)	(5,523)	4,492	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	1.215%	(344)	(1,320)	976	MSI
					$(9,323)	$(19,656)	$10,333

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	1.164%	$(6,515)	$(3,128)	$3,387
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	1,478	01/02/25	5.840%(T)	1 Day BROIS(2)(T)/ 0.039%	$—	$(45,995)	$(45,995)
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(34,189)	(34,189)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(51,188)	(51,188)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(19,724)	(19,724)
BRL	2,748	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(27,628)	(27,628)
BRL	5,095	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(24,702)	(24,702)
BRL	478	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.039%	2,476	(2,085)	(4,561)
BRL	8,990	01/04/27	11.158%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(20,374)	(20,374)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.039%	233	(1,928)	(2,161)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(2,919)	(2,919)
BRL	2,235	01/04/27	12.500%(T)	1 Day BROIS(2)(T)/ 0.039%	—	10,297	10,297
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.039%	(44,075)	(36,073)	8,002

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.039%	$—	$(5,558)	$(5,558)
BRL	1,039	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.039%	(3,070)	(6,688)	(3,618)
BRL	2,789	01/02/29	11.860%(T)	1 Day BROIS(2)(T)/ 0.039%	—	519	519
CLP	269,010	06/21/26	5.545%(S)	1 Day CLOIS(1)(S)/ 5.750%	—	(1,993)	(1,993)
CLP	303,500	09/23/29	5.073%(S)	1 Day CLOIS(2)(S)/ 5.750%	1,127	74	(1,053)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 5.750%	(530)	(269)	261
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	8,759	8,759
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(1,692)	20,136	21,828
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	30,018	30,018
CNH	4,727	09/18/29	2.163%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	11,238	11,238
CNH	23,661	12/18/29	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	3,135	7,990	4,855
COP	3,032,560	09/18/26	7.970%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(1,753)	(1,753)
COP	5,520,700	09/18/26	8.316%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(11,683)	(11,683)
COP	363,880	11/04/27	11.300%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(8,746)	(8,746)
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(3,797)	(3,797)
COP	1,047,000	12/21/27	10.960%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(23,324)	(23,324)
COP	1,081,990	12/21/27	11.966%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(32,238)	(32,238)
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/ 10.509%	—	(13,277)	(13,277)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 10.509%	—	(4,181)	(4,181)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 4.360%	$150	$(13,902)	$(14,052)
CZK	35,907	09/18/26	4.245%(A)	6 Month PRIBOR(1)(S)/ 4.360%	—	(25,170)	(25,170)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 4.360%	—	(29,376)	(29,376)
CZK	5,814	12/20/33	4.290%(A)	6 Month PRIBOR(2)(S)/ 4.360%	—	23,369	23,369
CZK	15,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 4.360%	2,364	34,046	31,682
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.490%	(6,224)	2,036	8,260
HUF	238,775	06/19/26	6.880%(A)	6 Month BUBOR(1)(S)/ 6.490%	—	(12,614)	(12,614)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.490%	—	(3,493)	(3,493)
HUF	131,210	09/18/29	6.200%(A)	6 Month BUBOR(2)(S)/ 6.490%	—	10,305	10,305
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(561)	952	1,513
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	5,439	5,281	(158)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(3,727)	(502)	3,225
KRW	2,668,563	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.500%	75,533	(7,892)	(83,425)
KRW	192,175	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	2,439	5,150	2,711

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	44,000	06/18/25	10.240%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	$1,131	$11,499	$10,368
MXN	18,000	09/17/25	9.640%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	—	10,309	10,309
MXN	14,446	03/11/26	4.845%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	(4,278)	(63,362)	(59,084)
MXN	5,262	09/16/26	10.100%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	504	880	376
MXN	4,670	03/08/28	8.109%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(10,980)	(10,980)
MXN	1,255	06/14/28	8.660%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	(1,053)	1,874	2,927
MXN	9,700	09/13/28	8.185%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(22,839)	(22,839)
MXN	12,745	09/13/28	8.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	(8,420)	(18,798)	(10,378)
MXN	19,983	12/13/28	8.570%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	16,121	32,431	16,310
MXN	11,480	12/13/28	8.690%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(15,954)	(15,954)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	14,220	12/13/28	8.938%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	$—	$(12,908)	$(12,908)
MXN	1,647	03/14/29	8.652%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(2,557)	(2,557)
MXN	6,268	06/13/29	9.357%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	1,438	147	(1,291)
MXN	6,520	06/13/29	9.565%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	—	(2,754)	(2,754)
MXN	314	06/13/29	9.727%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	(192)	(241)	(49)
MXN	5,470	09/12/29	9.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(2,489)	(2,489)
MXN	3,950	09/12/29	9.057%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(1,738)	(1,738)
MXN	25,594	09/12/29	9.446%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	1,209	9,997	8,788
MXN	8,751	12/12/29	9.043%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(1,708)	(1,708)
MXN	5,346	01/28/30	6.640%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	(22,172)	(33,613)	(11,441)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	12,418	09/06/34	9.710%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	$8,158	$22,223	$14,065
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	3,818	3,818
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.870%	4,254	(2,787)	(7,041)
PLN	2,730	09/08/25	0.638%(A)	6 Month WIBOR(2)(S)/ 5.870%	(897)	(48,753)	(47,856)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	20,743	20,743
PLN	4,830	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 5.870%	(15,532)	(104,452)	(88,920)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	33,846	33,846
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 5.870%	(3,383)	(3,939)	(556)
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 5.870%	(32,911)	(51,552)	(18,641)
PLN	2,765	12/20/28	4.087%(A)	6 Month WIBOR(2)(S)/ 5.870%	(4,296)	(4,042)	254
PLN	824	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 5.870%	(1,637)	844	2,481
PLN	2,467	12/18/29	5.249%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	(18,107)	(18,107)
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	30,401	30,401
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	(7,483)	(7,483)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	46,230	12/18/34	2.492%(Q)	1 Day THOR(2)(Q)/ 2.483%	$—	$(2,005)	$(2,005)
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	12,729	(3,669)	(16,398)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(4,121)	(11,006)	(6,885)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	5,758	1,894	(3,864)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(2,649)	105	2,754
ZAR	8,623	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(19,665)	4,327	23,992
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	(286)	(4,713)	(4,427)
ZAR	8,867	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	2,871	25,581	22,710
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	—	(7,256)	(7,256)
ZAR	11,713	12/18/29	7.730%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	—	171	171
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(35)	(5,178)	(5,143)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	93	14,415	14,322
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	1,662	14,162	12,500
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	5,064	9,600	4,536
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(11)	6,640	6,651
					$(27,529)	$(512,067)	$(484,538)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$2,892	$(7)	$2,899	GSI

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$1,201	$(8)	$1,209	JPM
MYR	3,755	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(395)	—	(395)	BOA
					$3,698	$(15)	$3,713

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).